Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap 500 Index Fund
April 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
SV3-NPRT3-0622
1.9867679.106
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Entertainment - 0.5%
Madison Square Garden Sports Corp. (a)	2,043	331,191
Playtika Holding Corp. (a)	11,171	196,386
Skillz, Inc. (a)(b)	32,741	67,119
World Wrestling Entertainment, Inc. Class A (b)	4,647	271,338
Zynga, Inc. (a)	111,788	924,487
		1,790,521
Interactive Media & Services - 0.1%
TripAdvisor, Inc. (a)	10,736	275,593
Vimeo, Inc. (a)	15,602	158,984
		434,577
Media - 1.7%
Cable One, Inc.	588	685,726
Interpublic Group of Companies, Inc.	42,584	1,389,090
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	21,464	1,337,851
Liberty Media Class A (a)	2,665	153,024
Loyalty Ventures, Inc. (a)	2,225	28,458
News Corp.:
Class A	42,626	846,552
Class B	12,881	256,461
Nexstar Broadcasting Group, Inc. Class A	4,290	679,622
The New York Times Co. Class A	17,976	688,840
		6,065,624
TOTAL COMMUNICATION SERVICES		8,290,722
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.8%
BorgWarner, Inc.	26,056	959,642
Gentex Corp.	25,603	751,448
Lear Corp.	6,533	835,832
QuantumScape Corp. Class A (a)(b)	26,447	395,118
		2,942,040
Automobiles - 0.3%
Harley-Davidson, Inc.	16,709	609,043
Thor Industries, Inc. (b)	5,758	440,775
		1,049,818
Distributors - 0.5%
Pool Corp.	4,229	1,713,675
Diversified Consumer Services - 1.2%
ADT, Inc.	17,070	116,930
Bright Horizons Family Solutions, Inc. (a)	6,543	747,472
Chegg, Inc. (a)	14,638	362,144
Frontdoor, Inc. (a)	9,288	287,092
Grand Canyon Education, Inc. (a)	4,288	411,519
H&R Block, Inc.	17,822	464,620
Mister Car Wash, Inc. (b)	8,292	119,405
Service Corp. International	17,445	1,144,566
Terminix Global Holdings, Inc. (a)	13,118	601,985
		4,255,733
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	25,205	913,681
Boyd Gaming Corp.	8,880	537,950
Choice Hotels International, Inc.	3,770	529,534
Churchill Downs, Inc.	4,014	814,601
Hyatt Hotels Corp. Class A (a)	5,400	512,784
Marriott Vacations Worldwide Corp.	4,537	677,510
Norwegian Cruise Line Holdings Ltd. (a)(b)	40,181	804,825
Penn National Gaming, Inc. (a)	17,813	651,421
Planet Fitness, Inc. (a)	9,074	726,192
Six Flags Entertainment Corp. (a)	8,354	319,708
Travel+Leisure Co.	9,165	508,474
Vail Resorts, Inc.	4,337	1,102,292
Wendy's Co.	19,319	381,743
Wyndham Hotels & Resorts, Inc.	9,977	877,577
		9,358,292
Household Durables - 1.4%
Leggett & Platt, Inc.	14,382	512,431
Mohawk Industries, Inc. (a)	5,986	844,385
Newell Brands, Inc.	41,371	957,739
PulteGroup, Inc.	26,924	1,124,346
Tempur Sealy International, Inc.	19,244	521,705
Toll Brothers, Inc.	11,801	547,212
TopBuild Corp. (a)	3,597	651,561
		5,159,379
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. Series A	39,230	165,158
Leisure Products - 0.7%
Brunswick Corp.	8,390	634,368
Mattel, Inc. (a)	37,933	922,151
Polaris, Inc.	6,225	591,002
YETI Holdings, Inc. (a)	9,268	452,927
		2,600,448
Multiline Retail - 0.4%
Kohl's Corp.	15,027	869,763
Nordstrom, Inc.	11,981	307,912
Ollie's Bargain Outlet Holdings, Inc. (a)	6,816	327,509
		1,505,184
Specialty Retail - 2.1%
AutoNation, Inc. (a)	4,473	518,465
Dick's Sporting Goods, Inc.	6,527	629,333
Five Below, Inc. (a)	5,991	941,186
Floor & Decor Holdings, Inc. Class A (a)	11,071	882,580
Foot Locker, Inc.	9,426	276,276
GameStop Corp. Class A (a)(b)	6,987	873,864
Gap, Inc.	21,721	269,775
Leslie's, Inc. (a)(b)	17,156	336,258
Lithia Motors, Inc. Class A (sub. vtg.)	3,201	906,299
Penske Automotive Group, Inc.	3,339	349,994
Petco Health & Wellness Co., Inc. (a)(b)	5,973	115,040
RH (a)	1,907	640,981
Vroom, Inc. (a)(b)	11,938	18,623
Williams-Sonoma, Inc.	7,889	1,029,357
		7,788,031
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (a)	15,719	749,796
Carter's, Inc.	4,483	377,648
Columbia Sportswear Co.	4,251	349,262
Deckers Outdoor Corp. (a)	2,936	780,242
Hanesbrands, Inc.	37,893	502,461
PVH Corp.	7,610	553,856
Ralph Lauren Corp.	4,910	512,309
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	14,374	550,524
Tapestry, Inc.	28,740	946,121
Under Armour, Inc.:
Class A (sub. vtg.) (a)	20,541	315,510
Class C (non-vtg.) (a)	22,303	316,480
		5,954,209
TOTAL CONSUMER DISCRETIONARY		42,491,967
CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	1,011	379,125
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc.	17,573	549,683
Casey's General Stores, Inc.	4,011	807,414
Grocery Outlet Holding Corp. (a)(b)	9,472	318,922
U.S. Foods Holding Corp. (a)	24,019	903,595
		2,579,614
Food Products - 1.9%
Beyond Meat, Inc. (a)(b)	6,208	228,951
Bunge Ltd.	14,922	1,687,977
Darling Ingredients, Inc. (a)	17,555	1,288,361
Flowers Foods, Inc.	20,452	542,387
Freshpet, Inc. (a)	4,462	416,528
Ingredion, Inc.	7,314	622,495
Lamb Weston Holdings, Inc.	15,865	1,048,677
Pilgrim's Pride Corp. (a)	5,114	144,982
Post Holdings, Inc. (a)(b)	6,216	462,408
Seaboard Corp.	27	114,075
The Hain Celestial Group, Inc. (a)	9,540	319,972
		6,876,813
Household Products - 0.1%
Reynolds Consumer Products, Inc.	5,886	174,167
Spectrum Brands Holdings, Inc.	4,344	369,544
		543,711
Personal Products - 0.2%
Coty, Inc. Class A (a)	37,893	307,312
Herbalife Nutrition Ltd. (a)	11,007	292,566
		599,878
TOTAL CONSUMER STAPLES		10,979,141
ENERGY - 5.3%
Energy Equipment & Services - 0.2%
NOV, Inc.	42,401	768,730
Oil, Gas & Consumable Fuels - 5.1%
Antero Midstream GP LP	36,230	372,082
APA Corp.	39,378	1,611,742
Continental Resources, Inc.	7,042	391,324
Coterra Energy, Inc.	86,521	2,490,940
Devon Energy Corp.	73,270	4,262,117
Diamondback Energy, Inc.	19,635	2,478,526
EQT Corp.	33,081	1,314,970
HF Sinclair Corp. (a)	16,321	620,524
Marathon Oil Corp.	84,132	2,096,569
New Fortress Energy, Inc.	2,868	111,221
Targa Resources Corp.	24,466	1,796,049
Texas Pacific Land Corp.	640	874,624
		18,420,688
TOTAL ENERGY		19,189,418
FINANCIALS - 13.5%
Banks - 4.4%
Bank of Hawaii Corp.	4,310	320,405
Bank OZK	12,860	494,081
BOK Financial Corp.	3,249	269,440
Comerica, Inc.	14,244	1,166,584
Commerce Bancshares, Inc.	12,018	821,671
Cullen/Frost Bankers, Inc.	6,216	822,315
East West Bancorp, Inc.	15,341	1,093,813
First Citizens Bancshares, Inc.	1,322	845,260
First Hawaiian, Inc.	13,722	323,976
First Horizon National Corp.	57,476	1,286,313
FNB Corp., Pennsylvania	36,958	425,756
PacWest Bancorp	12,550	412,770
Pinnacle Financial Partners, Inc.	8,102	628,310
Popular, Inc.	8,633	673,288
Prosperity Bancshares, Inc.	9,669	632,159
Signature Bank	6,669	1,615,565
Synovus Financial Corp.	15,826	657,412
Umpqua Holdings Corp.	23,369	386,523
Webster Financial Corp.	19,405	970,056
Western Alliance Bancorp.	11,299	859,967
Wintrust Financial Corp.	6,131	535,359
Zions Bancorp NA	16,251	918,344
		16,159,367
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	4,384	550,499
Ares Management Corp.	15,434	1,022,039
Carlyle Group LP	17,690	641,970
Cboe Global Markets, Inc.	11,549	1,304,806
Evercore, Inc. Class A	4,119	435,584
FactSet Research Systems, Inc.	4,115	1,660,361
Invesco Ltd.	36,353	668,168
Janus Henderson Group PLC (b)	18,448	562,295
Jefferies Financial Group, Inc.	23,339	717,908
Lazard Ltd. Class A	10,829	354,866
LPL Financial	8,646	1,624,324
Morningstar, Inc.	2,530	640,672
SEI Investments Co.	11,650	649,138
Stifel Financial Corp.	11,112	687,277
Virtu Financial, Inc. Class A	9,510	274,649
		11,794,556
Consumer Finance - 0.5%
Credit Acceptance Corp. (a)(b)	850	435,625
OneMain Holdings, Inc.	11,940	548,404
SLM Corp.	30,138	504,209
Upstart Holdings, Inc. (a)(b)	5,202	390,254
		1,878,492
Diversified Financial Services - 0.2%
Voya Financial, Inc.	12,010	758,311
Insurance - 4.4%
Alleghany Corp. (a)	1,444	1,207,906
American Financial Group, Inc.	7,374	1,021,152
Assurant, Inc.	6,177	1,123,473
Assured Guaranty Ltd.	7,283	401,657
Axis Capital Holdings Ltd.	8,397	481,400
Brighthouse Financial, Inc. (a)	8,378	430,294
Brown & Brown, Inc.	25,448	1,577,267
Erie Indemnity Co. Class A	2,714	435,000
Everest Re Group Ltd.	4,225	1,160,650
First American Financial Corp.	11,604	676,629
Globe Life, Inc.	10,885	1,067,601
GoHealth, Inc. (a)(b)	4,963	3,708
Hanover Insurance Group, Inc.	3,894	571,717
Kemper Corp.	6,511	300,548
Lemonade, Inc. (a)(b)	4,181	87,216
Mercury General Corp.	2,861	144,280
Old Republic International Corp.	30,509	671,503
Primerica, Inc.	4,236	548,816
Reinsurance Group of America, Inc.	7,299	783,329
RenaissanceRe Holdings Ltd.	4,742	680,572
Unum Group	22,205	677,697
W.R. Berkley Corp.	22,483	1,494,895
White Mountains Insurance Group Ltd.	321	336,414
		15,883,724
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	56,757	623,192
New Residential Investment Corp.	46,807	486,793
Starwood Property Trust, Inc.	31,540	721,635
		1,831,620
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	34,535	451,027
New York Community Bancorp, Inc.	48,878	451,633
TFS Financial Corp.	5,236	78,488
UWM Holdings Corp. Class A (b)	10,076	37,382
		1,018,530
TOTAL FINANCIALS		49,324,600
HEALTH CARE - 9.7%
Biotechnology - 1.8%
Exelixis, Inc. (a)	33,697	752,791
Ionis Pharmaceuticals, Inc. (a)	15,289	562,024
Iovance Biotherapeutics, Inc. (a)	16,114	244,127
Mirati Therapeutics, Inc. (a)	4,545	280,836
Natera, Inc. (a)	9,053	317,941
Neurocrine Biosciences, Inc. (a)	10,172	915,785
Novavax, Inc. (a)(b)	8,160	367,771
Repligen Corp. (a)	5,952	935,892
Sage Therapeutics, Inc. (a)	5,543	174,715
Sarepta Therapeutics, Inc. (a)	9,076	656,376
Ultragenyx Pharmaceutical, Inc. (a)(b)	7,039	497,587
United Therapeutics Corp. (a)	4,801	852,466
		6,558,311
Health Care Equipment & Supplies - 1.4%
Enovis Corp. (a)(b)	5,021	325,712
Envista Holdings Corp. (a)	17,517	694,024
Figs, Inc. Class A (a)(b)	8,229	128,866
Globus Medical, Inc. (a)	8,481	561,612
ICU Medical, Inc. (a)	2,158	461,790
Integra LifeSciences Holdings Corp. (a)	7,829	478,822
Masimo Corp. (a)	5,453	616,025
Penumbra, Inc. (a)(b)	3,767	650,034
Quidel Corp. (a)	3,979	400,367
Tandem Diabetes Care, Inc. (a)	6,746	650,854
		4,968,106
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	9,638	654,227
agilon health, Inc. (a)(b)	18,092	321,495
Amedisys, Inc. (a)	3,467	442,563
Chemed Corp.	1,638	804,897
Encompass Health Corp.	10,631	731,732
Guardant Health, Inc. (a)(b)	9,791	604,105
Henry Schein, Inc. (a)	15,081	1,223,069
Molina Healthcare, Inc. (a)	6,260	1,962,197
Premier, Inc.	12,945	468,738
Signify Health, Inc. (a)	6,952	95,938
		7,308,961
Health Care Technology - 0.3%
Certara, Inc. (a)	12,327	226,200
Change Healthcare, Inc. (a)	27,268	642,434
Definitive Healthcare Corp.	2,193	51,864
		920,498
Life Sciences Tools & Services - 3.1%
10X Genomics, Inc. (a)	9,240	441,302
Adaptive Biotechnologies Corp. (a)	11,757	96,995
Avantor, Inc. (a)	65,420	2,085,590
Azenta, Inc.	7,917	593,458
Bio-Techne Corp.	4,248	1,612,923
Bruker Corp.	11,067	636,242
Charles River Laboratories International, Inc. (a)	5,413	1,307,294
Maravai LifeSciences Holdings, Inc. (a)	11,879	365,042
PerkinElmer, Inc.	13,702	2,008,850
QIAGEN NV (a)	24,673	1,119,414
Sotera Health Co. (a)	10,802	220,145
Syneos Health, Inc. (a)	11,078	809,691
		11,296,946
Pharmaceuticals - 1.1%
Catalent, Inc. (a)	18,489	1,674,364
Jazz Pharmaceuticals PLC (a)	6,513	1,043,513
Nektar Therapeutics (a)	19,596	80,931
Organon & Co.	27,596	892,179
Perrigo Co. PLC	14,450	495,635
		4,186,622
TOTAL HEALTH CARE		35,239,444
INDUSTRIALS - 16.8%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	7,061	792,244
BWX Technologies, Inc.	10,049	521,744
Curtiss-Wright Corp.	4,225	603,795
Hexcel Corp.	9,035	491,143
Howmet Aerospace, Inc.	41,347	1,410,760
Huntington Ingalls Industries, Inc.	4,284	911,378
Mercury Systems, Inc. (a)	6,066	338,422
Spirit AeroSystems Holdings, Inc. Class A	11,333	476,439
Textron, Inc.	23,936	1,657,568
Virgin Galactic Holdings, Inc. (a)(b)	19,408	145,366
Woodward, Inc.	6,716	741,984
		8,090,843
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	10,559	624,987
Airlines - 0.7%
Alaska Air Group, Inc. (a)	13,439	730,947
American Airlines Group, Inc. (a)(b)	69,353	1,301,756
Copa Holdings SA Class A (a)	3,419	257,690
JetBlue Airways Corp. (a)	34,210	376,652
		2,667,045
Building Products - 2.6%
A.O. Smith Corp.	14,077	822,519
Advanced Drain Systems, Inc.	6,689	685,355
Allegion PLC	9,758	1,114,754
Armstrong World Industries, Inc.	5,143	435,406
Builders FirstSource, Inc. (a)	20,584	1,267,357
Carlisle Companies, Inc.	5,580	1,447,229
Fortune Brands Home & Security, Inc.	14,708	1,047,945
Hayward Holdings, Inc. (a)(b)	5,286	84,047
Lennox International, Inc.	3,591	765,565
Owens Corning	10,902	991,319
The AZEK Co., Inc. (a)	12,141	257,875
Trex Co., Inc. (a)(b)	12,605	733,485
		9,652,856
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	5,478	574,807
Driven Brands Holdings, Inc. (a)	5,776	161,093
IAA, Inc. (a)	14,726	539,708
MSA Safety, Inc.	3,965	478,536
Stericycle, Inc. (a)	9,892	496,479
		2,250,623
Construction & Engineering - 1.2%
AECOM	14,563	1,027,565
MasTec, Inc. (a)	6,246	449,774
MDU Resources Group, Inc.	21,805	561,697
Quanta Services, Inc.	15,382	1,784,004
Valmont Industries, Inc.	2,256	561,315
		4,384,355
Electrical Equipment - 1.8%
Acuity Brands, Inc.	3,770	650,250
ChargePoint Holdings, Inc. Class A (a)(b)	24,962	323,008
Fluence Energy, Inc. (b)	3,968	36,387
Hubbell, Inc. Class B	5,887	1,150,084
nVent Electric PLC	18,011	608,412
Plug Power, Inc. (a)(b)	55,627	1,169,280
Regal Rexnord Corp.	7,335	933,305
Sensata Technologies, Inc. PLC	16,940	769,245
Shoals Technologies Group, Inc. (a)(b)	11,213	111,906
Sunrun, Inc. (a)	21,933	438,221
Vertiv Holdings Co.	34,747	435,380
		6,625,478
Machinery - 3.4%
AGCO Corp.	6,790	865,046
Allison Transmission Holdings, Inc.	11,233	420,564
Crane Co.	5,336	513,483
Donaldson Co., Inc.	13,363	655,322
ESAB Corp. (a)(b)	5,026	236,222
Flowserve Corp.	14,067	460,132
Gates Industrial Corp. PLC (a)	10,222	130,331
Graco, Inc.	18,247	1,131,679
ITT, Inc.	9,320	654,450
Lincoln Electric Holdings, Inc.	6,254	842,601
Middleby Corp. (a)	5,993	922,263
Nordson Corp.	6,305	1,359,925
Oshkosh Corp.	7,227	668,064
Pentair PLC	17,983	912,637
Snap-On, Inc.	5,731	1,217,780
Timken Co.	6,952	400,713
Toro Co.	11,392	912,841
		12,304,053
Marine - 0.1%
Kirby Corp. (a)	6,442	420,018
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp. Class A	14,266	1,164,534
CACI International, Inc. Class A (a)	2,533	672,005
Dun & Bradstreet Holdings, Inc. (a)(b)	17,553	277,162
FTI Consulting, Inc. (a)(b)	3,629	572,330
Jacobs Engineering Group, Inc.	14,039	1,945,103
LegalZoom.com, Inc. (b)	10,417	149,484
Manpower, Inc.	5,875	529,925
Nielsen Holdings PLC	38,858	1,041,783
Robert Half International, Inc.	11,786	1,158,682
Science Applications International Corp.	6,151	511,948
		8,022,956
Road & Rail - 0.9%
AMERCO	968	518,345
Knight-Swift Transportation Holdings, Inc. Class A	17,498	837,979
Landstar System, Inc.	4,134	640,357
Ryder System, Inc.	5,661	395,704
Schneider National, Inc. Class B	5,597	132,257
TuSimple Holdings, Inc. (a)(b)	14,447	149,815
XPO Logistics, Inc. (a)	10,565	568,291
		3,242,748
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	11,701	471,316
Core & Main, Inc. (b)	6,041	143,534
MSC Industrial Direct Co., Inc. Class A	4,853	402,120
SiteOne Landscape Supply, Inc. (a)	4,803	677,367
Univar Solutions, Inc. (a)	18,104	527,188
Watsco, Inc.	3,553	947,869
		3,169,394
TOTAL INDUSTRIALS		61,455,356
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.2%
Ciena Corp. (a)	16,769	925,146
CommScope Holding Co., Inc. (a)	21,941	132,304
F5, Inc. (a)	6,546	1,095,866
Juniper Networks, Inc.	34,721	1,094,406
Lumentum Holdings, Inc. (a)	7,842	636,849
ViaSat, Inc. (a)	7,731	284,578
		4,169,149
Electronic Equipment & Components - 1.8%
Arrow Electronics, Inc. (a)	7,335	864,503
Avnet, Inc.	10,736	468,734
Cognex Corp.	18,587	1,257,039
Coherent, Inc. (a)	2,645	708,596
IPG Photonics Corp. (a)	3,918	370,173
Jabil, Inc.	15,217	878,477
Littelfuse, Inc.	2,590	593,758
National Instruments Corp.	14,344	518,392
TD SYNNEX Corp.	4,541	454,509
Vontier Corp.	18,283	468,410
		6,582,591
IT Services - 3.3%
Amdocs Ltd.	13,372	1,065,615
Bread Financial Holdings, Inc.	5,399	295,865
Concentrix Corp.	4,590	722,833
DXC Technology Co. (a)	26,532	761,468
Euronet Worldwide, Inc. (a)	5,516	671,021
Fastly, Inc. Class A (a)	11,379	180,926
Genpact Ltd.	19,943	803,105
Globant SA (a)	4,397	949,708
Jack Henry & Associates, Inc.	7,860	1,490,099
MongoDB, Inc. Class A (a)	6,899	2,448,662
Paysafe Ltd. (a)	38,797	107,856
Sabre Corp. (a)	34,796	364,314
Shift4 Payments, Inc. (a)	4,648	243,834
SolarWinds, Inc.	3,813	47,167
Switch, Inc. Class A	12,407	370,473
The Western Union Co.	42,757	716,607
Thoughtworks Holding, Inc. (b)	4,448	82,332
WEX, Inc. (a)	4,861	808,093
		12,129,978
Semiconductors & Semiconductor Equipment - 3.3%
Allegro MicroSystems LLC (a)	4,370	106,235
Cirrus Logic, Inc. (a)	6,156	466,625
Enphase Energy, Inc. (a)	14,146	2,283,164
Entegris, Inc.	14,628	1,629,413
First Solar, Inc. (a)	11,536	842,474
MKS Instruments, Inc.	6,025	686,730
Monolithic Power Systems, Inc.	4,928	1,932,959
onsemi (a)	46,017	2,397,946
Universal Display Corp.	4,684	598,287
Wolfspeed, Inc. (a)(b)	12,535	1,149,585
		12,093,418
Software - 6.8%
Alteryx, Inc. Class A (a)	6,355	407,991
Anaplan, Inc. (a)	15,592	1,013,324
Aspen Technology, Inc. (a)	7,263	1,151,476
Avalara, Inc. (a)	9,328	709,581
Bentley Systems, Inc. Class B (b)	14,929	632,840
Bill.Com Holdings, Inc. (a)	10,152	1,733,048
Black Knight, Inc. (a)	16,524	1,087,114
C3.Ai, Inc. (a)(b)	6,511	110,622
CDK Global, Inc.	12,738	693,075
Ceridian HCM Holding, Inc. (a)	14,260	800,414
Datto Holding Corp. (a)	2,643	91,712
Dolby Laboratories, Inc. Class A	6,951	538,494
DoubleVerify Holdings, Inc. (a)	6,494	141,245
Dropbox, Inc. Class A (a)	32,152	699,306
Duck Creek Technologies, Inc. (a)(b)	8,338	132,824
Dynatrace, Inc. (a)	21,656	830,724
Elastic NV (a)	8,103	616,962
Everbridge, Inc. (a)	4,235	182,529
Fair Isaac Corp. (a)	2,769	1,034,249
Five9, Inc. (a)	7,348	809,015
Guidewire Software, Inc. (a)	9,134	794,110
Informatica, Inc. (b)	3,582	69,706
Jamf Holding Corp. (a)(b)	5,778	177,962
Mandiant, Inc. (a)	25,350	557,193
Manhattan Associates, Inc. (a)	6,887	899,098
N-able, Inc. (a)	4,345	43,450
nCino, Inc. (a)(b)	6,080	227,939
NCR Corp. (a)	13,788	482,994
New Relic, Inc. (a)	5,704	360,892
NortonLifeLock, Inc.	59,734	1,495,739
Nutanix, Inc. Class A (a)	23,142	579,244
Paycor HCM, Inc. (b)	5,069	124,849
Paylocity Holding Corp. (a)	4,326	820,339
Pegasystems, Inc.	4,417	338,298
Procore Technologies, Inc. (a)	6,455	358,059
PTC, Inc. (a)	11,459	1,308,732
Smartsheet, Inc. (a)	13,143	635,201
Teradata Corp. (a)	11,661	482,182
Zendesk, Inc. (a)	13,101	1,598,846
		24,771,378
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. Class A (a)	29,681	869,653
Xerox Holdings Corp.	13,773	239,650
		1,109,303
TOTAL INFORMATION TECHNOLOGY		60,855,817
MATERIALS - 8.1%
Chemicals - 3.2%
Ashland Global Holdings, Inc.	5,572	584,893
Axalta Coating Systems Ltd. (a)	22,041	559,180
CF Industries Holdings, Inc.	23,234	2,249,748
Diversey Holdings Ltd. (a)	8,269	64,002
Element Solutions, Inc.	25,026	516,036
Huntsman Corp.	22,576	764,649
NewMarket Corp.	683	221,709
Olin Corp.	15,416	884,878
RPM International, Inc.	13,872	1,149,989
The Chemours Co. LLC	17,362	574,161
The Mosaic Co.	40,326	2,517,149
The Scotts Miracle-Gro Co. Class A (b)	4,440	461,449
Valvoline, Inc.	19,595	592,357
Westlake Corp.	3,587	453,935
		11,594,135
Construction Materials - 0.1%
Eagle Materials, Inc.	4,184	515,971
Containers & Packaging - 2.5%
Aptargroup, Inc.	7,140	819,886
Ardagh Group SA	5,444	77,876
Avery Dennison Corp.	8,989	1,623,413
Berry Global Group, Inc. (a)	14,685	827,500
Crown Holdings, Inc.	13,348	1,468,814
Graphic Packaging Holding Co.	30,492	664,726
Packaging Corp. of America	10,175	1,639,905
Sealed Air Corp.	16,083	1,032,689
Silgan Holdings, Inc.	9,040	401,105
Sonoco Products Co.	10,670	660,580
		9,216,494
Metals & Mining - 2.1%
Alcoa Corp.	20,001	1,356,068
Cleveland-Cliffs, Inc. (a)	48,487	1,235,934
Reliance Steel & Aluminum Co.	6,767	1,341,558
Royal Gold, Inc.	7,126	929,800
Steel Dynamics, Inc.	20,476	1,755,817
United States Steel Corp.	28,151	858,324
		7,477,501
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	9,492	612,424
TOTAL MATERIALS		29,416,525
REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 9.6%
American Campus Communities, Inc.	14,889	962,872
American Homes 4 Rent Class A	31,982	1,266,807
Americold Realty Trust	29,021	765,574
Apartment Income (REIT) Corp.	16,999	835,841
Brixmor Property Group, Inc.	32,209	817,464
Camden Property Trust (SBI)	10,728	1,683,116
Cousins Properties, Inc.	16,039	575,800
CubeSmart	23,682	1,125,132
Douglas Emmett, Inc.	17,985	529,838
EPR Properties	8,001	420,213
Equity Lifestyle Properties, Inc.	19,210	1,484,549
Federal Realty Investment Trust (SBI)	8,483	993,020
First Industrial Realty Trust, Inc.	14,007	812,406
Gaming & Leisure Properties	25,326	1,123,968
Healthcare Trust of America, Inc.	23,705	722,054
Highwoods Properties, Inc. (SBI)	11,106	453,569
Host Hotels & Resorts, Inc.	76,782	1,562,514
Hudson Pacific Properties, Inc.	16,057	373,807
Iron Mountain, Inc.	31,106	1,671,325
JBG SMITH Properties	13,221	348,506
Kilroy Realty Corp.	12,628	883,960
Kimco Realty Corp.	63,062	1,597,360
Lamar Advertising Co. Class A	9,368	1,034,321
Life Storage, Inc.	8,853	1,172,934
Medical Properties Trust, Inc.	64,223	1,181,061
National Retail Properties, Inc.	19,006	833,223
Omega Healthcare Investors, Inc.	25,989	662,200
Park Hotels & Resorts, Inc.	25,623	505,029
Rayonier, Inc.	15,488	669,082
Regency Centers Corp.	18,345	1,262,686
Rexford Industrial Realty, Inc.	17,454	1,362,110
SL Green Realty Corp.	7,387	511,328
Spirit Realty Capital, Inc.	13,782	598,828
Store Capital Corp.	26,595	756,096
VICI Properties, Inc.	91,524	2,728,330
Vornado Realty Trust	19,098	739,284
		35,026,207
Real Estate Management & Development - 0.5%
Howard Hughes Corp. (a)	4,524	453,712
Jones Lang LaSalle, Inc. (a)	5,490	1,200,828
Opendoor Technologies, Inc. (a)(b)	49,335	344,852
		1,999,392
TOTAL REAL ESTATE		37,025,599
UTILITIES - 2.5%
Electric Utilities - 1.0%
Hawaiian Electric Industries, Inc.	11,389	468,202
IDACORP, Inc.	5,488	577,228
NRG Energy, Inc.	26,462	949,986
OGE Energy Corp.	21,735	840,710
Pinnacle West Capital Corp.	12,257	872,698
		3,708,824
Gas Utilities - 0.4%
National Fuel Gas Co.	9,443	662,238
UGI Corp.	22,642	776,621
		1,438,859
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.	13,814	495,923
Vistra Corp.	52,067	1,302,716
		1,798,639
Multi-Utilities - 0.3%
NiSource, Inc.	42,561	1,239,376
Water Utilities - 0.3%
Essential Utilities, Inc.	25,054	1,121,417
TOTAL UTILITIES		9,307,115
TOTAL COMMON STOCKS (Cost $232,713,190)		363,575,704

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $99,089)	100,000	98,787

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (e)	2,795,024	2,795,583
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	12,578,536	12,579,794
TOTAL MONEY MARKET FUNDS (Cost $15,375,377)		15,375,377

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $248,187,656)	379,049,868
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(14,049,265)
NET ASSETS - 100.0%	365,000,603

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Jun 2022	748,530	(6,287)	(6,287)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,787.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	3,894,895	234,062,610	235,161,922	2,706	-	-	2,795,583	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	34,474,868	143,937,519	165,832,593	56,400	-	-	12,579,794	0.0%
Total	38,369,763	378,000,129	400,994,515	59,106	-	-	15,375,377

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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